Fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets measured at fair value
Investment portfolio	$ 6,484	$ 11,991
Financial assets not measured at fair value
Cash and cash equivalents	17,702	8,530	$ 16,133	$ 29,268
Restricted cash	2,462	2,508
Loans receivable	60,650	58,620
Other receivables	801	1,706
Financial liabilities measured at fair value
Accounts payable, accruals and other	16,461	22,181
Debentures	31,886	35,287	$ 36,783
Level 1 [Member]
Financial assets measured at fair value
Marketable securities	14,591	26,085
Financial assets not measured at fair value
Cash and cash equivalents	17,702	8,530
Restricted cash	2,462	2,508
Level 2 [Member]
Financial liabilities measured at fair value
Credit facility	51,713	48,792
Level 3 [Member]
Financial assets measured at fair value
Investment portfolio	6,484	11,991
Financial assets not measured at fair value
Loans receivable	60,650	58,620
Other receivables	4,846	9,491
Financial liabilities measured at fair value
Accounts payable, accruals and other	16,298	22,096
Debentures	29,735	33,911
Total Fair Value [Member]
Financial assets measured at fair value
Marketable securities	14,591	26,085
Investment portfolio	6,484	11,991
Financial assets not measured at fair value
Cash and cash equivalents	17,702	8,530
Restricted cash	2,462	2,508
Loans receivable	60,650	58,620
Other receivables	4,846	9,491
Financial liabilities measured at fair value
Accounts payable, accruals and other	16,298	22,096
Credit facility	51,713	48,792
Debentures	29,735	33,911
FVTPL [Member]
Financial assets measured at fair value
Marketable securities	14,591	26,085
Investment portfolio	6,484	11,991
Total financial assets measured at fair value	21,075	38,076
Financial asset at amortized cost [Member]
Financial assets not measured at fair value
Cash and cash equivalents	17,702	8,530
Restricted cash	2,462	2,508
Loans receivable	60,650	58,620
Other receivables	4,846	9,491
Total financial assets not measured at fair value	85,660	79,149
Other Financial Liabilities [Member]
Financial liabilities measured at fair value
Accounts payable, accruals and other	16,298	22,096
Credit facility	51,713	48,792
Debentures	31,886	35,287
Total Financial liabilities not measured at fair value	99,897	106,175
Total Carrying Value [Member]
Financial assets measured at fair value
Marketable securities	14,591	26,085
Investment portfolio	6,484	11,991
Total financial assets measured at fair value	21,075	38,076
Financial assets not measured at fair value
Cash and cash equivalents	17,702	8,530
Restricted cash	2,462	2,508
Loans receivable	60,650	58,620
Other receivables	4,846	9,491
Total financial assets not measured at fair value	85,660	79,149
Financial liabilities measured at fair value
Accounts payable, accruals and other	16,298	22,096
Credit facility	51,713	48,792
Debentures	31,886	35,287
Total Financial liabilities not measured at fair value	$ 99,897	$ 106,175